Segment Disclosures	12 Months Ended
Feb. 28, 2015
Segment Reporting [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES
The Company is organized and managed as a single reportable operating segment. The Company currently sells an integrated BlackBerry wireless communications platform solution, which includes the sale of BlackBerry handheld devices and the provision of data communication, compression and security infrastructure services, which enable BlackBerry handheld wireless devices to send and receive wireless messages and data. For enterprise customers, the Company currently sells an integrated BlackBerry Enterprise Server software solution that gives corporate and government customers the ability to set and enforce specific information technology policies to manage their BlackBerry handheld wireless devices when the data services pass through BlackBerry’s Relay and Provisioning infrastructure.
Revenue from continuing operations, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the year ended
	February 28, 2015		March 1, 2014		March 2, 2013
North America
Canada	$216	6.4%	$491	7.2%	$661	6.0%
United States	775	23.2%	1,320	19.4%	2,235	20.2%
	991	29.6%	1,811	26.6%	2,896	26.2%
Europe, Middle East and Africa
United Kingdom	292	8.8%	604	8.9%	1,238	11.2%
Other	1,139	34.2%	2,387	35.0%	3,264	29.5%
	1,431	43.0%	2,991	43.9%	4,502	40.7%
Latin America	380	11.4%	907	13.3%	2,114	19.1%
Asia Pacific	533	16.0%	1,104	16.2%	1,561	14.0%
	$3,335	100.0%	$6,813	100.0%	$11,073	100.0%

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Revenue mix
Hardware	$1,431	$3,785	$6,648
Service	1,620	2,698	3,910
Software	234	235	261
Other	50	95	254
	$3,335	$6,813	$11,073
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2015		March 1, 2014
	Property, plant and equipment, intangible assets and goodwill	Total assets	Property, plant and equipment, intangible assets and goodwill	Total assets
Canada	$1,628	$3,368	$2,225	$2,362
United States	202	2,700	275	2,207
United Kingdom	79	126	7	954
Other	98	355	68	2,029
	$2,007	$6,549	$2,575	$7,552

Information about major customers
There were no customers that comprised more than 10% of the Company’s revenue in fiscal 2015 and fiscal 2014 – no customers that comprised more than 10%; fiscal 2013 – no customers that comprised more than 10%).